Operating Leases - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Leases [Abstract]
Operating lease expense incurred	$ 40.3	$ 40.6	$ 32.8